United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 02/29/2012

Item 1. Schedule of Investments

Federated Capital Income Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Shares or Principal Amount		Value
	COMMON STOCKS – 34.2%
	Consumer Discretionary – 1.6%
144,490	Meredith Corp.	4,753,721
68,050	Regal Entertainment Group	940,451
8,805	Target Corp.	499,155
	TOTAL	6,193,327
	Consumer Staples – 4.6%
166,750	Altria Group, Inc.	5,019,175
25,485	Heinz (H.J.) Co.	1,343,314
27,070	Kimberly-Clark Corp.	1,972,862
12,205	Lorillard, Inc.	1,599,831
52,275	Philip Morris International, Inc.	4,366,008
82,785	Reynolds American, Inc.	3,471,175
	TOTAL	17,772,365
	Energy – 5.1%
85,140	ARC Resources Ltd.	2,198,521
41,930	Baytex Energy Corp.	2,424,816
77,290	Bonavista Energy Corp.	1,796,625
41,410	ConocoPhillips	3,169,936
49,095	Crescent Point Energy Corp.	2,324,626
32,145	Royal Dutch Shell PLC	2,349,478
51,320	Seadrill Ltd.	2,159,032
16,335	Total SA, ADR	915,903
46,320	Vermilion Energy, Inc.	2,277,496
	TOTAL	19,616,433
	Financials – 2.7%
64,775	Cincinnati Financial Corp.	2,278,137
122,250	Hospitality Properties Trust	3,023,242
306,595	Hudson City Bancorp, Inc.	2,100,176
69,770	Mercury General Corp.	2,991,738
	TOTAL	10,393,293
	Health Care – 5.8%
109,278	Bristol-Myers Squibb Co.	3,515,473
106,785	GlaxoSmithKline PLC, ADR	4,731,644
119,405	Lilly (Eli) & Co.	4,685,452
136,525	Merck & Co., Inc.	5,211,159
202,555	Pfizer, Inc.	4,273,911
	TOTAL	22,417,639
	Industrials – 3.3%
56,805	Deluxe Corp.	1,401,379
91,725	Donnelley (R.R.) & Sons Co.	1,267,640
307,605	General Electric Co.	5,859,875
67,200	Pitney Bowes, Inc.	1,218,336
18,830	Siemens AG, ADR	1,877,539
12,420	United Parcel Service, Inc.	954,974
	TOTAL	12,579,743

Shares or Principal Amount			Value
		Information Technology – 1.2%
74,695		Intel Corp.	2,007,802
17,200		Maxim Integrated Products, Inc.	479,708
38,845		Microchip Technology, Inc.	1,401,139
26,070		Seagate Technology	684,598
		TOTAL	4,573,247
		Materials – 1.5%
39,150		Dow Chemical Co.	1,311,917
64,535		International Paper Co.	2,268,405
37,845		LyondellBasell Industries, Class A	1,634,147
6,655		Newmont Mining Corp.	395,307
		TOTAL	5,609,776
		Telecommunication Services – 4.9%
163,239		AT&T, Inc.	4,993,481
103,375		BCE, Inc.	4,230,105
73,625		CenturyLink, Inc.	2,963,407
85,520		Verizon Communications	3,259,167
131,645		Vodafone Group PLC, ADR	3,566,263
		TOTAL	19,012,423
		Utilities – 3.5%
35,750		American Electric Power Co., Inc.	1,344,558
45,450		DTE Energy Co.	2,453,845
27,770		Integrys Energy Group, Inc.	1,444,873
37,875		National Grid PLC, ADR	1,938,821
72,825		NiSource, Inc.	1,747,800
70,795		Pepco Holdings, Inc.	1,376,255
9,600		Pinnacle West Capital Corp.	451,488
77,135		SSE PLC, ADR	1,602,094
22,080		Southern Co.	975,715
		TOTAL	13,335,449
		TOTAL COMMON STOCKS (IDENTIFIED COST $113,955,373)	131,503,695
		Corporate Bonds – 3.2%
		Basic Industry - Paper – 0.1%
$260,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	276,979
		Communications Equipment – 0.9%
5,404,000		Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	3,305,735
		Consumer Non-Cyclical - Tobacco – 0.2%
750,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.000%, 08/04/2041	833,037
		Energy - Independent – 0.1%
450,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.500%, 6/02/2041	514,718
		Financial Institution - Banking – 0.8%
450,000		Bank of America Corp., Sub. Note, 6.500%, 09/15/2037	436,379
1,500,000		JPMorgan Chase Capital XVIII, Company Guarantee, Series AA, 7.000%, 11/01/2039	1,517,843
450,000		Merrill Lynch & Co., Inc., Sub. Note, 7.750%, 05/14/2038	490,577
450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/09/2026	456,022
		TOTAL	2,900,821
		Financial Institution - Brokerage – 0.1%
600,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.250%, 01/15/2036	525,000

Shares or Principal Amount			Value
		Financial Institution - Finance Noncaptive – 0.1%
$400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	360,000
		Insurance – 0.6%
2,286,000		Old Republic International Corp., Conv. Bond, 8.000%, 05/15/2012	2,337,321
		Marine – 0.2%
871,000		Dryships, Inc., Conv. Bond, 5.000%, 12/01/2014	739,333
		Utility - Electric – 0.1%
450,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	421,689
		TOTAL CORPORATE BONDS (IDENTIFIED COST $12,237,802)	12,214,633
		Preferred Stocks – 11.6%
		Consumer Discretionary – 0.8%
62,805		Goodyear Tire & Rubber Co., Conv. Pfd., 5.875%, 4/1/2014, Annual Dividend $2.94	2,931,737
		Consumer Staples – 0.6%
13,600		Bunge Ltd., Pfd., Conv. Pfd., 4.875%, 12/31/2049, Annual Dividend $4.88	1,386,112
74,305	[1,2]	Dole Food Automatic Exchange, Conv. Pfd., 7.00%, 11/01/2012, Annual Dividend $0.88	716,246
		TOTAL	2,102,358
		Energy – 0.3%
19,500		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013, Annual Dividend $3.00	1,183,455
		Financials – 3.9%
78,710		Citigroup, Inc., Conv. Pfd., 7.50%, 12/15/2012, Annual Dividend $7.50	7,796,226
130,800		Hartford Financial, Conv. Bond, Series F, 7.25%, 4/1/2013, Annual Dividend $1.81	2,923,380
24,900		New York Community Cap Trust V, Conv. Pfd, 6.00%, 11/01/2051, Annual Dividend $3.00	1,181,505
1,750		Wells Fargo Co, 7.50%, Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	1,923,250
23,900		Wintrust Financial Corp., Conv Pfd., 7.50% 12/15/2013, Annual Dividend $3.75	1,280,968
		TOTAL	15,105,329
		Industrials – 1.2%
123,000	[1,2,3]	2010 Swift Mandatory Common Exchange, Conv. Pfd., Series 144A, 6.00%, 12/31/2013, Annual Dividend $0.68	1,446,726
89,200		Continental Finance Trust II, 6.00% Conv. Pfd., 11/15/2030, Annual Dividend $3.00	3,052,308
		TOTAL	4,499,034
		Materials – 1.2%
100,965		Anglogold Ashanti Holding, Conv. Pfd., 6.00%, 9/15/2013, Annual Dividend $3.00	4,735,259
		Utilities – 3.6%
75,840		AES Trust III, Conv. Pfd., 6.75%, 10/15/2029, Annual Dividend $3.38	3,760,906
50,485		Great Plains Energy, Inc., Conv. Pfd, 12.00%, 06/15/2012, Annual Dividend $6.00	3,030,110
57,750		Nextera Energy, Inc., Conv. Pfd., 8.375%, 6/1/2012, Annual Dividend $4.19	2,897,317
78,905		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013, Annual Dividend $4.75	4,335,830
		TOTAL	14,024,163
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $47,362,178)	44,581,335
		U.S. Treasury – 0.3%
$927,540	[4]	U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2041 (IDENTIFIED COST $1,113,561)	1,283,556
		MUTUAL FUNDS – 50.3%[5]
2,540,052		Emerging Markets Fixed Income Core Fund	79,321,401
1,855,984		Federated Mortgage Core Portfolio	18,931,037
13,862,533	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	13,862,533

Shares or Principal Amount		Value
12,338,965	High Yield Bond Portfolio	81,313,778
	TOTAL MUTUAL FUNDS (IDENTIFIED COST $172,747,824)	193,428,749
	TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $347,416,738)[7]	383,011,968
	OTHER ASSETS AND LIABILITIES - NET — 0.4%[8]	1,649,046
	TOTAL NET ASSETS — 100%	$384,661,014

At February 29, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3] United States Treasury Bonds, 30-Year Short Futures	90	$12,749,063	June 2012	$(140,117)
[3] United States Treasury Bonds, Ultra Long Short Futures	35	$5,503,750	June 2012	$(96,599)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(236,716)

The average notional value of short futures contracts held by the Fund throughout the period was $13,814,336. This is based on amounts held as of each month-end throughout the period.

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

The average notional amount of purchased put options contracts held by the Fund throughout the period was $1,654. This is based on amounts held as of each month-end throughout the period.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2012, these restricted securities amounted to $3,099,379, which represented 0.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At February 29, 2012, these liquid restricted securities amounted to $3,099,379, which represented 0.8% of total net assets.
3	Non-income producing security.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holdings.
6	7-Day net yield.
7	At February 29, 2012, the cost of investments for federal tax purposes was $347,307,237. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and from futures contracts was $35,704,731. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,832,832 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,128,101.
8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$94,791,987	$ —	$ —	$94,791,987
International	36,711,708	—	—	36,711,708
Preferred Stock
Domestic	31,963,716	6,496,248[2]	—	38,459,964
International	6,121,371	—	—	6,121,371
Debt Securities:
Corporate Bonds	—	12,214,633	—	12,214,633
U.S. Treasury	—	1,283,556	—	1,283,556
Mutual Funds	193,428,749	—	—	193,428,749
TOTAL SECURITIES	$363,017,531	$19,994,437	$ —	$383,011,968
OTHER FINANCIAL INSTRUMENTS[3]	$(236,716)	$ —	$ —	$(236,716)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $4,253,282 of securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. Transfers shown represent the value of the securities at the beginning of the period.
3	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt

Federated Unconstrained Bond Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Principal Amount or Shares			Value
		GOVERNMENT AGENCY – 13.2%
$15,000,000		Federal Home Loan Mortgage Corp., 0.50%, 2/21/2014 (IDENTIFIED COST $15,000,000)	15,029,906
		U.S. TREASURY – 8.8%
10,000,000	[1]	United States Treasury Note, 0.125%, 9/30/2013 (IDENTIFIED COST $9,971,716)	9,976,857
		CORPORATE BONDS – 7.1%
		Financial Services – 7.1%
1,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	1,500,748
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	2,654,016
1,000,000		Morgan Stanley, Sr. Unsecd. Note, (Series MTN), 5.625%, 9/23/2019	1,006,376
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	2,982,283
		TOTAL CORPORATE BONDS (IDENTIFIED COST $7,591,926)	8,143,423
		MUTUAL FUNDS – 64.8%[2]
2,019,072	[3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	2,019,072
325,359		Federated Bank Loan Core Fund	3,279,620
1,178,196		Federated Project and Trade Finance Core Fund	11,499,191
8,659,087		High Yield Bond Portfolio	57,063,381
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $72,171,388)	73,861,264
		TOTAL INVESTMENTS — 93.9% (IDENTIFIED COST $104,735,030)[4]	107,011,450
		OTHER ASSETS AND LIABILITIES - NET — 6.1%[5]	6,991,450
		TOTAL NET ASSETS — 100%	$114,002,900

At February 29, 2012, the Fund had the following open futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[6] U.S. Treasury Bonds, 30-Year Short Futures	25	$3,541,406	June 2012	$(21,169)
[6] U.S. Treasury Long Term Bonds, Short Futures	40	$6,290,000	June 2012	$(69,608)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(90,777)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

The average notional value of short futures contracts held by the Fund throughout the period was $9,962,461. This is based on amounts held as of each month-end throughout the period.

1	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	Affiliated holdings.
3	7-Day net yield.
4	At February 29, 2012, the cost of investments for federal tax purposes was $104,721,532. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,289,918. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,561,107 and net unrealized depreciation from investments for those securities having an excess of cost over value of $271,189.
5	Assets, other than investments in securities, less liabilities.
6	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

1

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

2

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds[1]	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Government Agency	$ —	$15,029,906	$ —	$15,029,906
U.S. Treasury	—	9,976,857	—	9,976,857
Corporate Bonds	—	8,143,423	—	8,143,423
Mutual Funds	62,362,073	11,499,191	—	73,861,264
TOTAL SECURITIES	$62,362,073	$44,649,377	$ —	$107,011,450
OTHER FINANCIAL INSTRUMENTS[2]	$(90,777)	$ —	$ —	$(90,777)
1	Federated Bank Loan Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date April 23, 2012